Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.35301%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$701,660.45

Principal:
Principal Collections	$9,629,951.69
Prepayments in Full	$3,495,013.27
Liquidation Proceeds	$180,759.72
Recoveries	$177,593.24
Sub Total	$13,483,317.92
Collections	$14,184,978.37

Purchase Amounts:
Purchase Amounts Related to Principal	$142,245.49
Purchase Amounts Related to Interest	$709.46
Sub Total	$142,954.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,327,933.32

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,327,933.32
Servicing Fee	$145,252.19	$145,252.19	$0.00	$0.00	$14,182,681.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,182,681.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,182,681.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,182,681.13
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,182,681.13
Interest - Class A-4 Notes	$306,759.79	$306,759.79	$0.00	$0.00	$13,875,921.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,875,921.34
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$13,679,179.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,679,179.34
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$13,537,597.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,537,597.67
Regular Principal Payment	$12,527,350.51	$12,527,350.51	$0.00	$0.00	$1,010,247.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,010,247.16
Residual Released to Depositor	$0.00	$1,010,247.16	$0.00	$0.00	$0.00
Total		$14,327,933.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,527,350.51
Total					$12,527,350.51

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,527,350.51	$167.03	$306,759.79	$4.09	$12,834,110.30	$171.12
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$12,527,350.51	$9.52	$645,083.46	$0.49	$13,172,433.97	$10.01

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$69,455,045.70	0.9260673	$56,927,695.19	0.7590359
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$135,235,045.70	0.1027794	$122,707,695.19	0.0932585

Pool Information
Weighted Average APR	4.754%	4.805%
Weighted Average Remaining Term	23.26	22.69
Number of Receivables Outstanding	13,404	12,709
Pool Balance	$174,302,633.42	$160,593,519.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$161,550,830.25	$149,023,479.74
Pool Factor	0.1184700	0.1091522

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$11,570,039.91
Targeted Overcollateralization Amount	$37,885,824.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,885,824.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$261,143.60
(Recoveries)		85	$177,593.24
Net Loss for Current Collection Period			$83,550.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5752%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6724%
Second Prior Collection Period			0.9607%
Prior Collection Period			0.9925%
Current Collection Period			0.5988%
Four Month Average (Current and Prior Three Collection Periods)			0.8061%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,833	$14,368,893.48
(Cumulative Recoveries)			$3,165,368.27
Cumulative Net Loss for All Collection Periods			$11,203,525.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7615%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,071.97
Average Net Loss for Receivables that have experienced a Realized Loss			$3,954.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.94%	218	$4,728,912.57
61-90 Days Delinquent	0.46%	34	$730,897.33
91-120 Days Delinquent	0.08%	6	$132,638.55
Over 120 Days Delinquent	0.52%	34	$828,783.58
Total Delinquent Receivables	4.00%	292	$6,421,232.03

Repossession Inventory:
Repossessed in the Current Collection Period		9	$279,894.99
Total Repossessed Inventory		21	$627,316.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4583%
Prior Collection Period			0.5297%
Current Collection Period			0.5823%
Three Month Average			0.5234%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0538%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	44

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,114,667.04
2 Months Extended	75	$1,635,514.94
3+ Months Extended	16	$420,459.81

Total Receivables Extended	148	$3,170,641.79
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer